MINERAL PROPERTY, PLANT AND EQUIPMENT (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Plant and Equipment include Right-of-Use Assets	$ 431	$ 610
Equipment
Statement [Line Items]
Plant and Equipment include Right-of-Use Assets	1	7
Lands and Buildings
Statement [Line Items]
Plant and Equipment include Right-of-Use Assets	430	603
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	1,233	876
Additions	16	52
Modification of lease term		305
Property, plant, and equipment, ending	1,249	1,233
Cost | Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	48	48
Property, plant, and equipment, ending	48	48
Cost | Lands and Buildings
Statement [Line Items]
Property, plant, and equipment, beginning	1,185	828
Additions	16	52
Modification of lease term		305
Property, plant, and equipment, ending	1,201	1,185
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(659)	(500)
Depreciation charge for the period	(170)	(159)
Accumulated depreciation, ending	(829)	(659)
Accumulated Depreciation | Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(39)	(34)
Depreciation charge for the period	(5)	(5)
Accumulated depreciation, ending	(44)	(39)
Accumulated Depreciation | Lands and Buildings
Statement [Line Items]
Accumulated depreciation, beginning	(620)	(466)
Depreciation charge for the period	(165)	(154)
Accumulated depreciation, ending	(785)	(620)
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	36	(4)
Movement for the period	(4,775)	9,906
Foreign currency translation difference ending balacne	11	36
Movement for the period	(25)	40
Foreign Currency Translation Difference | Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	(2)	(2)
Foreign currency translation difference ending balacne	(3)	(2)
Movement for the period	(1)
Foreign Currency Translation Difference | Lands and Buildings
Statement [Line Items]
Foreign currency translation difference beginning balance	38	(2)
Movement for the period	(24)	40
Foreign currency translation difference ending balacne	$ 14	$ 38